(12) INVESTMENTS (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Campos Novos Energia S.A. ("ENERCAN") [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Current assets	R$ 208,326	R$ 182,843
Cash and cash equivalents	66,519	48,695
Noncurrent assets	1,033,320	1,101,291
Current liabilities	385,271	291,010
Borrowings	137,225	140,090
Other financial liabilities	5,869	4,085
Noncurrent liabilities	496,953	629,850
Borrowings and debentures	383,358	510,874
Other financial liabilities	26,936	25,115
Equity	359,422	363,273
Net operating revenue	591,875	580,430	R$ 564,966
Operational costs and expenses	(188,756)	(273,339)	(137,159)
Depreciation and amortization	(50,051)	(52,773)	(53,888)
Interest income	4,793	32,849	31,602
Interest expense	(46,042)	(31,135)	(36,275)
Income tax expense	(101,484)	(88,229)	(121,223)
Profit for the year	R$ 208,100	R$ 176,113	R$ 240,363
Equity Interests and voting capital	48.72%	48.72%	48.72%
BAESA - Energetica Barra Grande S.A. [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Current assets	R$ 68,956	R$ 124,361
Cash and cash equivalents	17,425	17,873
Noncurrent assets	966,664	1,030,904
Current liabilities	50,639	121,369
Borrowings	0	63,154
Other financial liabilities	34,832	17,113
Noncurrent liabilities	284,391	283,456
Borrowings and debentures	0	0
Other financial liabilities	272,079	265,250
Equity	700,590	750,440
Net operating revenue	321,142	412,329	R$ 239,730
Operational costs and expenses	(214,448)	(265,955)	(76,985)
Depreciation and amortization	(50,609)	(50,621)	(51,429)
Interest income	4,176	4,906	9,115
Interest expense	(53,946)	(27,986)	(23,691)
Income tax expense	(1,229)	(25,442)	(20,401)
Profit for the year	R$ 3,164	R$ 47,385	R$ 39,405
Equity Interests and voting capital	25.01%	25.01%	25.01%
Chapecoense Geracao S.A. ("Chapecoense") [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Current assets	R$ 345,737	R$ 329,721
Cash and cash equivalents	184,002	116,425
Noncurrent assets	2,604,162	2,745,989
Current liabilities	424,635	426,695
Borrowings	138,706	138,788
Other financial liabilities	74,156	67,897
Noncurrent liabilities	1,782,993	1,892,407
Borrowings and debentures	1,045,402	1,172,181
Other financial liabilities	734,630	716,986
Equity	742,271	756,608
Net operating revenue	863,861	829,525	R$ 789,732
Operational costs and expenses	(191,749)	(186,638)	(140,212)
Depreciation and amortization	(117,858)	(126,811)	(126,770)
Interest income	15,729	24,639	35,113
Interest expense	(191,818)	(183,237)	(125,192)
Income tax expense	(124,284)	(123,307)	(106,683)
Profit for the year	R$ 249,510	R$ 236,570	R$ 212,294
Equity Interests and voting capital	51.00%	51.00%	51.00%
Centrais Eletricas da Paraiba S.A. ("EPASA") [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Current assets	R$ 326,084	R$ 319,222
Cash and cash equivalents	18,269	74,741
Noncurrent assets	503,618	531,527
Current liabilities	152,168	157,343
Borrowings	34,473	34,299
Other financial liabilities	1,346	993
Noncurrent liabilities	224,933	242,765
Borrowings and debentures	151,964	186,373
Other financial liabilities	0	0
Equity	452,601	450,641
Net operating revenue	840,005	789,402	R$ 548,145
Operational costs and expenses	(562,097)	(518,352)	(328,093)
Depreciation and amortization	(34,525)	(35,640)	(35,075)
Interest income	5,106	6,102	10,329
Interest expense	(17,491)	(26,197)	(23,128)
Income tax expense	(38,740)	(39,892)	(28,011)
Profit for the year	R$ 197,481	R$ 177,458	R$ 126,665
Equity Interests and voting capital	53.34%	53.34%	53.34%